OTHER LONG-TERM LIABILITIES - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 1,032	€ 960
Current liabilities	80	10
Accumulated other comprehensive income (loss)	(111)	(67)
Accrued pension cost	1,000	903	€ 815
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,241	1,207
Current liabilities	69	22
Accumulated other comprehensive income (loss)	(130)	(136)
Accrued pension cost	€ 1,181	€ 1,093	€ 895